Related-party transactions - Summary of transactions and balances with equity accounted units (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Dividends from equity accounted units	$ 817	$ 253	$ 210
Investments in equity accounted units	4,486	5,019
Investment in equity accounted units [member]
Disclosure of transactions between related parties [Line Items]
Purchases from equity accounted units	(993)	(1,216)	(1,249)
Sales to equity accounted units	210	248	307
Dividends from equity accounted units	817	253	210
Net funding of equity accounted units	(3)	(12)	11
Investments in equity accounted units	4,486	5,019	4,941
Loans to equity accounted units	39	39	42
Loans from equity accounted units	(31)	(49)	(37)
Trade and other receivables: amounts due from equity accounted units (b)	299	298	315
Trade and other payables: amounts due to equity accounted units	$ (175)	$ (243)	$ (231)